Nature of Business and Organization (Details)	12 Months Ended
Dec. 31, 2020
United World HK [Member]
Principle of business	Holding company
Country of incorporation	Hong Kong
Date of incorporation	Aug. 07, 2018
Ownership	100.00%
United World WFOE [Member]
Principle of business	Holding company and deemed a wholly foreign owned enterprise ("WFOE")
Country of incorporation	PRC
Date of incorporation	Sep. 13, 2018
Ownership	100.00%
United Culture [Member]
Principle of business	Conferences and event organizing and B&B inns
Country of incorporation	PRC
Date of incorporation	Oct. 31, 2016
Ownership, description	VIE by contractual arrangements